Repurchase Agreement Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Available unpledged securities	$ 933,429	$ 975,013
Pledged Assets Separately Reported, Securities Pledged for Repurchase Agreements, at Fair Value	272,000	213,000
Transfers Accounted for as Secured Borrowings, Associated Liabilities, Carrying Amount	164,966	183,289
Maturity Greater than 90 Days [Member]
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Transfers Accounted for as Secured Borrowings, Associated Liabilities, Carrying Amount	0	1,104
Maturity 30 to 90 Days [Member]
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Transfers Accounted for as Secured Borrowings, Associated Liabilities, Carrying Amount	0	0
Maturity Less than 30 Days [Member]
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Transfers Accounted for as Secured Borrowings, Associated Liabilities, Carrying Amount	0	0
Maturity Overnight [Member]
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Transfers Accounted for as Secured Borrowings, Associated Liabilities, Carrying Amount	$ 164,966	$ 182,185